Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information
VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Income and Comprehensive Income
(All amounts in thousands)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(aa)
General and administrative expenses	(12,625)	(17,956)	(49,776)	(7,216)
Other operating income	81,989	12,745	30,885	4,478

Income(loss) from operations	69,364	(5,211)	(18,891)	(2,738)

Share of loss of an equity method investee	(4,200)	—	—	—
Impairment loss on an equity method investee	(38,115)	—	—	—
Equity income of subsidiaries and VIEs	5,879,908	4,686,284	6,317,707	915,981

Net income attributable to Vipshop Holdings Limited’s shareholders	5,906,957	4,681,073	6,298,816	913,243

Other comprehensive loss:
Foreign currency translation, net of tax of nil	(2,298)	(29,645)	(610,296)	(88,485)
Changes in fair value of debt securities derived from the share of loss of an equity method investee	—	—	(8,733)	(1,266)

Comprehensive income attributable to Vipshop Holdings Limited’s shareholders	5,904,659	4,651,428	5,679,787	823,492

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Balance Sheets
(All amounts in thousands, except for share and per share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(aa)
ASSETS
Cash and cash equivalents	337	1,624	235
Investment in subsidiaries	28,904,332	36,076,969	5,230,669
Amount due from subsidiaries	3,812,267	376,331	54,563

TOTAL ASSETS	32,716,936	36,454,924	5,285,467

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	54,374	169,335	24,549
Amount due to subsidiaries	—	3,533,552	512,317
Deferred income	29,664	—	—

Total liabilities	84,038	3,702,887	536,866

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 122,975,885 and 124,060,090 shares issued, of which 120,232,895 and 101,621,330 shares were outstanding as of December 31, 2021 and 2022, respectively)	80	80	12
Class B ordinary shares (US$0.0001 par value,16,510,358 shares authorized, and 15,560,358 and 15,560,358 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11	11	2
Treasury shares, at cost (2,742,990 and 22,438,760 Class A shares as of December 31, 2021 and 2022, respectively)	(1,927,719)	(8,352,511)	(1,211,000)
Additional paid-in capital	12,227,637	13,091,781	1,898,130
Retained earnings	22,421,488	28,720,304	4,164,053
Accumulated other comprehensive loss	(88,599)	(707,628)	(102,596)

Total shareholders’ equity	32,632,898	32,752,037	4,748,601

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	32,716,936	36,454,924	5,285,467

VIPSHOP HOLDINGS LIMITED
Schedule I—Condensed Financial Information of the Parent Company
Statements of Cash Flows
(All amounts in thousands)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(aa)
Cash flow from operating activities:
Net income	5,906,957	4,681,073	6,298,816	913,243
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(5,879,908)	(4,686,284)	(6,317,707)	(915,981)
Share of results of an equity method investee	4,200	—	—	—
Impairment loss on an equity method investee	38,115	—	—	—
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	107,631	(52,544)	(54,750)	(7,939)
Deferred income	30,374	(710)	(29,664)	(4,301)

Net cash generated from (used in) operating activities	207,369	(58,465)	(103,305)	(14,978)

Cash flows from investing activity:
Changes in amounts due from/to subsidiaries	(208,250)	1,577,719	6,362,371	922,457

Net cash (used in) provided by investing activities	(208,250)	1,577,719	6,362,371	922,457

Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	895	419,814	—	—
Repurchase of ordinary shares	—	(1,938,798)	(6,257,703)	(907,282)

Net cash provided by (used in) financing activities	895	(1,518,984)	(6,257,703)	(907,282)

Effect of exchange rate changes on cash and cash equivalents	4	5	(76)	(11)

Net increase in cash and cash equivalents	18	275	1,287	186
Cash and cash equivalents at beginning of the period	44	62	337	49

Cash and cash equivalents at end of the period	62	337	1,624	235

VIPSHOP HOLDINGS LIMITED
NOTE TO SCHEDULE I
(All amounts in thousands, except for share or per share data)
Schedule I has been provided pursuant to the requirement of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.
As of December 31, 2022, RMB12.65 billion of the restricted capital, reserves and net asset are not available for distribution or transfer respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs’ subsidiaries from transferring a portion of their net assets to the Parent Company in the form of loans and advances or cash dividends.
During each of the three years in the period ended December 31, 2022, no cash dividend was declared and paid by the Parent Company.
As of December 31, 2022, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.
Basis of preparation
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs’ subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.